                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Doyle, Jr.
Title:  President
Phone:  434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.        Lynchburg, VA          04/25/06
----------------------        -------------          --------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          67

Form 13F Information Table Value Total:     151,020
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                                Voting Authority
Name of                    Title of                 Value       Shrs or                       Investment    ------------------------
Issuer                     Class       CUSIP       (x $1000)    Pm Amt    SH/PRN   Put/Call   Discretion     Sole     Shared    None
------------------------   ---------   ---------   ---------   --------   ------   --------   ----------    -------   ------    ----
ADM                        common      039483102         508     15,108                          Sole        15,108
Abbott Labs                common      002824100       3,148     74,114                          Sole        74,114
Air Products & Chemicals   common      009158106       4,003     59,575                          Sole        59,575
Alltel                     common      020039103       2,240     34,600                          Sole        34,600
Altria Group               common      02209S103         708      9,994                          Sole         9,994
American Standard          common      029712106       1,058     24,675                          Sole        24,675
Amgen                      common      031162100       2,525     34,714                          Sole        34,714
Amsouth Bancorp            common      032165102         607     22,425                          Sole        22,425
AT&T                       common      00206R102         799     29,559                          Sole        29,559
Baker Hughes               common      057224107       1,977     28,900                          Sold        28,900
Bank of America            common      060505104       6,320    138,783                          Sole       138,783
BB&T                       common      054937107       2,805     71,548                          Sole        71,548
Bausch & Lomb              common      071707103         591      9,275                          Sole         9,275
Bell South                 common      079860102         610     17,618                          Sole        17,618
BHP Billiton               common      088606108       1,495     37,525                          Sole        37,525
Biomet                     common      090613100         519     14,613                          Sole        14,613
Boeing                     common      097023105       1,608     20,629                          Sole        20,629
BP                         common      055622104       1,965     28,500                          Sole        28,500
Burlington Resources       common      122014103       2,853     31,044                          Sole        31,044
Chesapeake Energy          common      165167107         585     18,625                          Sole        18,625
ChevronTexaco              common      166764100         946     16,325                          Sole        16,325
Clorox                     common      189054109         475      7,937                          Sole         7,937
Coca-Cola                  common      191216100         551     13,170                          Sole        13,170
Commerce Bancorp           common      200519106         638     17,404                          Sole        17,404
Conoco Phillips            common      20825C104       3,164     50,100                          Sole        50,100
Dell Computer              common      247025109       1,968     66,140                          Sole        66,140
Dow Chemical               common      260543103       2,054     50,600                          Sole        50,600
EMC Corp                   common      268648102         726     53,250                          Sole        53,250
Exxon- Mobil               common      30231G102      11,213    184,235                          Sole       184,235
Fedex Corp                 common      31428X106       3,963     35,091                          Sole        35,091
Fortune Brands             common      349631101       1,619     20,075                          Sole        20,075
GE                         common      369604103       7,456    214,387                          Sole       214,387
Health Care REIT           common      42217K106         746     19,584                          Sole        19,584
Hershey Company            common      654106103       2,256     43,200                          Sole        43,200
Home Depot                 common      437076102         904     21,370                          Sole        21,370
Ingersoll Rand             common      G4776G101       4,698    112,430                          Sole       112,430
Intel                      common      458140100       1,161     59,653                          Sole        59,653
International Bus. Mach.   common      459200101         666      8,075                          Sole         8,075
ishares MSCI EAFE Index    common      464287465       1,238     19,075                          Sole        19,075
ITT Industries             common      450911102       1,500     26,675                          Sole        26,675


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
                                                                                                                Voting Authority
Name of                    Title of                 Value       Shrs or                       Investment    ------------------------
Issuer                     Class       CUSIP       (x $1000)    Pm Amt    SH/PRN   Put/Call   Discretion     Sole     Shared    None
------------------------   ---------   ---------   ---------   --------   ------   --------   ----------    -------   ------    ----
Jefferson Pilot            common      475070108         455      8,127                          Sole         8,127
Johnson Controls           common      478366107       1,777     23,400                          Sole        23,400
Johnson & Johnson          common      478160104       5,715     96,499                          Sole        96,499
JP Morgan Chase            common      46625H100         245      5,875                          Sole         5,875
Kimberly Clark             common      494368103         257      4,450                          Sole         4,450
Lowes                      common      548661107       1,654     25,675                          Sole        25,675
3M                         common      604059105       4,653     61,479                          Sole        61,479
Medtronic                  preferred   585055106       2,315     45,610                          Sole        45,610
Met Life                   common      59156R108       1,076     22,242                          Sole        22,242
Modine                     common      607828100         330     11,175                          Sole        11,175
Motorola                   common      620076109       1,511     65,975                          Sole        65,975
National Fuel Gas          common      636180101         730     22,300                          Sole        22,300
Nike Inc                   common      654106103       1,234     14,500                          Sole        14,500
Norfolk Southern           common      655844108       2,321     42,931                          Sole        42,931
PepsiCo                    common      713448108       5,033     87,090                          Sole        87,090
Plum Creek Timber          common      729251108       1,210     32,760                          Sole        32,760
Procter & Gamble           common      742718109       8,616    149,502                          Sole       149,502
Progress Energy            common      743263105       1,037     23,575                          Sole        23,575
SunTrust Bank              common      867914103       1,710     23,503                          Sole        23,503
Symantec Corp              common      871503108         993     59,025                          Sole        59,025
Texas Instruments          common      882508104       1,735     53,425                          Sole        53,425
US Bancorp                 common      902973304       2,833     92,885                          Sole        92,885
United Technologies        common      913017109       4,801     82,822                          Sole        82,822
Verizon                    common      92343V104       2,994     87,897                          Sole        87,897
Wachovia                   common      929771103       7,561    134,889                          Sole       134,889
Walgreen                   common      931422109       2,924     67,805                          Sole        67,805
Yahoo                      common      984332106         434     13,450                          Sole        13,450
                                                   ---------
                                                     151,020